Aptus Collared Income Opportunity ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.1%
	Accommodation and Food Services - 1.4%
24,653	Starbucks Corporation (a)	$1,886,694
	Administrative and Support and Waste Management and Remediation Services - 3.9%
12,619	Broadridge Financial Solutions, Inc. (a)	1,695,236
8,833	Mastercard, Inc. - Class A (a)	2,725,246
6,020	Waste Management, Inc. (a)	659,792
		5,080,274
	Finance and Insurance - 12.5%
9,706	Berkshire Hathaway, Inc. - Class B (a)(b)	1,900,241
4,756	BlackRock, Inc. (a)	2,734,747
22,131	JPMorgan Chase & Company (a)	2,138,740
14,074	Marsh & McLennan Companies, Inc. (a)	1,641,028
26,984	Progressive Corporation (a)	2,437,735
8,154	S&P Global, Inc. (a)	2,855,938
7,960	UnitedHealth Group, Inc. (a)	2,410,129
		16,118,558
	Information - 16.4%
56,684	Comcast Corporation - Class A (a)	2,426,075
1,749	Equinix, Inc. (a)	1,373,805
11,455	Facebook, Inc. - Class A (a)(b)	2,905,790
17,666	Fidelity National Information Services, Inc. (a)	2,584,713
36,011	Microsoft Corporation (a)	7,382,615
37,078	Verizon Communications, Inc. (a)	2,131,243
12,813	Visa, Inc. - Class A (a)	2,439,595
		21,243,836
	Management of Companies and Enterprises - 2.2%
12,522	Accenture plc - Class A (a)	2,814,695
	Manufacturing - 35.1% (c)
10,194	Abbott Laboratories (a)	1,025,924
26,693	AbbVie, Inc. (a)	2,533,433
7,572	Air Products & Chemicals, Inc. (a)	2,170,362
2,913	Alphabet, Inc. - Class C (a)(b)	4,319,863
19,997	Analog Devices, Inc. (a)	2,296,656
19,800	Apple, Inc. (a)	8,415,792
17,181	Chevron Corporation (a)	1,442,173
18,733	Coca-Cola Company (a)	884,947
14,656	Eli Lilly and Company (a)	2,202,650
33,486	Exxon Mobil Corporation (a)	1,409,091
15,629	Johnson & Johnson (a)	2,278,083
7,281	Lam Research Corporation (a)	2,746,102
5,923	Lockheed Martin Corporation (a)	2,244,639
22,519	Medtronic plc (a)	2,172,633
6,602	Northrop Grumman Corporation (a)	2,145,716
16,890	PepsiCo, Inc. (a)	2,325,077
35,332	Pfizer, Inc. (a)	1,359,575
6,602	Stryker Corporation (a)	1,276,167
5,147	Thermo Fisher Scientific, Inc. (a)	2,130,601
		45,379,484
	Professional, Scientific, and Technical Services - 5.2%
23,101	Booz Allen Hamilton Holding Corporation (a)	1,888,737
19,800	International Business Machines Corporation (a)	2,434,212
33,001	Paychex, Inc. (a)	2,373,432
		6,696,381
	Real Estate and Rental and Leasing - 2.4%
8,154	American Tower Corporation (a)	2,131,374
38,824	Bank of America Corporation (a)	965,941
		3,097,315

	Retail Trade - 13.8%
1,846	Amazon.com, Inc. (a)(b)		5,841,999
6,408	Costco Wholesale Corporation (a)		2,085,996
12,619	Dollar General Corporation - Class C (a)		2,402,658
11,261	Home Depot, Inc. (a)		2,989,683
19,606	Target Corporation (a)		2,468,003
15,726	Walmart, Inc. (a)		2,034,945
			17,823,284
	Transportation and Warehousing - 1.0%
7,281	Union Pacific Corporation (a)		1,262,161
	Utilities - 3.3%
12,037	American Water Works Company, Inc. (a)		1,772,689
9,124	NextEra Energy, Inc. (a)		2,561,107
			4,333,796
	Wholesale Trade - 2.9%
45,232	Fastenal Company (a)		2,127,713
12,037	Procter & Gamble Company (a)		1,578,292
			3,706,005
	TOTAL COMMON STOCKS (Cost $113,169,741)		129,442,483

Contracts		Notional Amount
	PURCHASED OPTIONS (d) - 0.4%
	Put Options - 0.4%
350	S&P 500 Index, Expiration: 08/21/2020, Exercise Price: $3,050.00	114,489,200	511,000
	TOTAL PURCHASED OPTIONS (Cost $2,710,433)		511,000

	Total Investments (Cost $115,880,174) - 100.5%		129,953,483
	Liabilities in Excess of Other Assets - (0.5)%		(665,522)
	TOTAL NET ASSETS - 100.0%		$129,287,961

	Percentages are stated as a percent of net assets.
	(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2020, the value of these securities amount to $129,442,483 or 100.1% of net assets.
	(b) Non-income producing security.
	(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d) Exchange traded.

Aptus Collared Income Opportunity ETF
Schedule of Options Written
July 31, 2020 (Unaudited)
Number of Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) - (0.8)%
	Call Options - (0.8)%
(100)	Abbott Laboratories, Expiration: 08/21/2020, Exercise Price: $110.00	(1,006,400)	$(2,600)
(264)	AbbVie, Inc., Expiration: 08/21/2020, Exercise Price: $110.00	(2,505,624)	(1,584)
(123)	Accenture plc - Class A, Expiration: 08/21/2020, Exercise Price: $235.00	(2,764,794)	(9,532)
(74)	Air Products and Chemicals, Inc., Expiration: 08/21/2020, Exercise Price; $310.00	(2,121,062)	(4,625)
(28)	Alphabet, Inc. - Class C, Expiration: 08/21/2020, Exercise Price: $1,630.00	(4,152,288)	(9,660)
(18)	Amazon.com, Inc., Expiration: 08/21/2020, Exercise Price: $3,280.00	(5,696,424)	(110,160)
(80)	American Tower Corporation, Expiration: 08/21/2020, Exercise Price: $280.00	(2,091,120)	(5,800)
(119)	American Water Works Company, Inc., Expiration: 08/21/2020, Exercise Price: $150.00	(1,752,513)	(34,807)
(197)	Analog Devices, Inc., Expiration: 08/21/2020, Exercise Price: $125.00	(2,262,545)	(13,790)
(196)	Apple, Inc., Expiration: 08/21/2020, Exercise Price: $415.00	(8,330,784)	(361,130)
(384)	Bank of America Corporation, Expiration: 08/21/2020, Exercise Price: $26.00	(955,392)	(15,552)
(96)	Berkshire Hathaway, Inc. - Class B, Expiration: 08/21/2020, Exercise Price: $205.00	(1,879,488)	(9,648)
(47)	BlackRock, Inc., Expiration: 08/21/2020, Exercise Price: $620.00	(2,702,547)	(5,757)
(228)	Booz Allen Hamilton Holding Corporation, Expiration: 08/21/2020, Exercise Price: $80.00	(1,864,128)	(53,580)
(124)	Broadridge Financial Solutions, Inc., Expiration: 08/21/2020, Exercise Price: $140.00	(1,665,816)	(25,730)
(170)	Chevron Corporation, Expiration: 08/21/2020, Exercise Price: $95.00	(1,426,980)	(2,720)
(185)	Coca-Cola Company, Expiration: 08/21/2020, Exercise Price: $50.00	(873,940)	(3,145)
(561)	Comcast Corporation - Class A, Expiration: 08/21/2020, Exercise Price: $45.00	(2,401,080)	(14,866)
(63)	Costco Wholesale Corporation, Expiration: 08/21/2020, Exercise Price: $350.00	(2,050,839)	(3,906)
(124)	Dollar General Corporation - Class C, Expiration: 08/21/2020, Exercise Price: $200.00	(2,360,960)	(10,540)
(145)	Eli Lilly and Company, Expiration: 08/21/2020, Exercise Price: $180.00	(2,179,205)	(2,103)
(17)	Equinix, Inc., Expiration: 08/21/2020, Exercise Price: $780.00	(1,335,316)	(39,525)
(331)	Exxon Mobil Corporation, Expiration: 08/21/2020, Exercise Price: $50.00	(1,392,848)	(1,821)
(113)	Facebook, Inc. - Class A, Expiration: 08/21/2020, Exercise Price: $270.00	(2,866,471)	(23,899)
(447)	Fastenal Company, Expiration: 08/21/2020, Exercise Price: $50.00	(2,102,688)	(6,705)
(174)	Fidelity National Information Services, Inc., Expiration: 08/21/2020, Exercise Price: $155.00	(2,545,794)	(19,140)
(111)	Home Depot, Inc., Expiration: 08/21/2020, Exercise Price: $280.00	(2,946,939)	(23,199)
(196)	International Business Machines Corporation, Expiration: 08/21/2020, Exercise Price: $135.00	(2,409,624)	(3,136)
(154)	Johnson & Johnson, Expiration: 08/21/2020, Exercise Price: $160.00	(2,244,704)	(2,156)
(219)	JPMorgan Chase & Company, Expiration: 08/21/2020, Exercise Price: $110.00	(2,116,416)	(3,723)
(72)	Lam Research Corporation, Expiration: 08/21/2020, Exercise Price: $400.00	(2,715,552)	(41,220)
(58)	Lockheed Martin Corporation, Expiration: 08/21/2020, Exercise Price: $400.00	(2,198,026)	(14,355)
(139)	Marsh & McLennan Companies, Inc., Expiration: 08/21/2020, Exercise Price: $120.00	(1,620,740)	(15,638)
(87)	Mastercard, Inc. - Class A, Expiration: 08/21/2020, Exercise Price: $335.00	(2,684,211)	(7,047)
(222)	Medtronic plc, Expiration: 08/21/2020, Exercise Price: $105.00	(2,141,856)	(3,663)
(356)	Microsoft Corporation, Expiration: 08/21/2020, Exercise Price: $225.00	(7,298,356)	(27,946)
(90)	NextEra Energy, Inc., Expiration: 08/21/2020, Exercise Price: $300.00	(2,526,300)	(7,650)
(65)	Northrop Grumman Corporation, Expiration: 08/21/2020, Exercise Price: $330.00	(2,112,565)	(37,700)
(326)	Paychex, Inc., Expiration: 08/21/2020, Exercise Price: $80.00	(2,344,592)	(4,075)
(167)	PepsiCo, Inc., Expiration: 08/21/2020, Exercise Price: $140.00	(2,298,922)	(23,046)
(349)	Pfizer, Inc., Expiration: 08/21/2020, Exercise Price: $39.00	(1,342,952)	(28,269)
(119)	Procter & Gamble Company, Expiration: 08/21/2020, Exercise Price: $135.00	(1,560,328)	(11,484)
(267)	Progressive Corporation, Expiration: 08/21/2020, Exercise Price: $95.00	(2,412,078)	(9,345)
(80)	S&P Global, Inc., Expiration: 08/21/2020, Exercise Price: $380.00	(2,802,000)	(6,000)
(244)	Starbucks Corporation, Expiration: 08/21/2020, Exercise Price: $80.00	(1,867,332)	(14,152)
(65)	Stryker Corporation, Expiration: 08/21/2020, Exercise Price: $210.00	(1,256,450)	(6,663)
(194)	Target Corporation, Expiration: 08/21/2020, Exercise Price: $135.00	(2,442,072)	(24,735)
(50)	Thermo Fisher Scientific, Inc., Expiration: 08/21/2020, Exercise Price: $440.00	(2,069,750)	(5,625)
(72)	Union Pacific Corporation, Expiration: 08/21/2020, Exercise Price: $200.00	(1,248,120)	(1,080)
(78)	UnitedHealth Group, Inc., Expiration: 08/21/2020, Exercise Price: $330.00	(2,361,684)	(3,549)
(367)	Verizon Communications, Inc., Expiration: 08/21/2020, Exercise Price: $60.00	(2,109,516)	(4,404)

(126)		Visa, Inc. - Class A, Expiration: 08/21/2020, Exercise Price: $220.00	(2,399,040)	(945)
(155)		Walmart, Inc., Expiration: 08/21/2020, Exercise Price: $140.00	(2,005,700)	(9,145)
(59)		Waste Management, Inc., Expiration: 08/21/2020, Exercise Price: $120.00	(646,640)	(442)
		Total Written Call Options (Premiums Received $1,319,055)		$(1,132,717)

		Put Options - (0.2)%
(175)		S&P 500 Index, Expiration: 08/21/2020, Exercise Price: $2,800.00	(57,244,600)	(64,750)
(88)		S&P 500 Index, Expiration: 08/21/2020, Exercise Price: $2,950.00	(28,785,856)	(69,960)
		Total Written Put Options (Premiums Received $734,122)		$(134,710)

		TOTAL WRITTEN OPTIONS (Premiums Received $2,053,177)		$(1,267,427)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$129,442,483	$-	$-	$129,442,483
Purchased Options	-	511,000	-	511,000
Total Investments in Securities	$129,442,483	$511,000	$-	$129,953,483

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$(1,267,427)	$-	$(1,267,427)
Total Written Options	$-	$(1,267,427)	$-	$(1,267,427)

^ See Schedule of Investments for breakout of investments by sector classification, contract type, and Schedule of Written Options for breakout by contract type.
For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.